Employee benefit obligations - Movement in the defined benefit obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [line items]
Beginning of year	$ (131)
Interest income/cost	(3)	$ (3)	$ (3)
Re-measurements	145	20	(51)
End of year	(85)	(131)
Obligations
Disclosure of net defined benefit liability (asset) [line items]
Beginning of year	(469)	(517)
Loan forgiveness		4
Current service cost	(10)	(11)
Past service credit		4
Interest cost	(7)	(7)
Re-measurements	145	20
Employee contributions	(1)	(1)
Benefits paid	17	24
Exchange	38	15
End of year	(287)	(469)	(517)
Assets
Disclosure of net defined benefit liability (asset) [line items]
Beginning of year	338	350
Transfers	12
Interest income	5	5
Administration expenses paid	(1)
Re-measurements	(121)	8
Employer contributions	22	2
Employee contributions	1	1
Benefits paid	(17)	(24)
Exchange	(37)	(4)
End of year	$ 202	$ 338	$ 350